BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 42,249	$ 46,693
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings		15,929
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings		13,411
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		15,253
Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,100
principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	42,994
principal repayments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	17,615
principal repayments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	9,180
principal repayments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	14,759
principal repayments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	1,440
principal repayments | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	2,847
principal repayments | 2024 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,929
principal repayments | 2024 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	372
principal repayments | 2024 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	546
principal repayments | 2024 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	3,453
principal repayments | 2025 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,451
principal repayments | 2025 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	274
principal repayments | 2025 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	728
principal repayments | 2025 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	5,213
principal repayments | 2026 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,483
principal repayments | 2026 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	450
principal repayments | 2026 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	3,280
principal repayments | 2026 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	5,121
principal repayments | 2027 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,408
principal repayments | 2027 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	523
principal repayments | 2027 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	2,190
principal repayments | 2027 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	10,002
principal repayments | 2028 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	840
principal repayments | 2028 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	4,194
principal repayments | 2028 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	3,528
principal repayments | 2028 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	1,440
principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	16,358
principal repayments | Thereafter | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	8,504
principal repayments | Thereafter | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,367
principal repayments | Thereafter | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	4,487
principal repayments | Thereafter | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Deferred financing costs and other accounting adjustments
Disclosure of detailed information about borrowings [line items]
Borrowings	745
Deferred financing costs and other accounting adjustments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	305
Deferred financing costs and other accounting adjustments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	203
Deferred financing costs and other accounting adjustments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	237
Deferred financing costs and other accounting adjustments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0